Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 50,819	$ 53,966
Measured at FVOCI	[1]	5,585	5,905
Interest income calculated using effective interest method		56,404	59,871
Other	[2]	1,198	1,788
Total interest income	[3]	57,602	61,659
Measured at amortized cost	[1]	35,831	42,177
Interest expense calculated using effective interest method		35,831	42,177
Other	[4]	249	230
Total interest expenses		$ 36,080	$ 42,407

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $56,404 for the year ended October 31, 2025 (October 31, 2024 – $59,871).
[4]	Includes interest on lease liabilities of $125 (2024 – $119) and insurance finance expense of $33 (2024 – $30).